Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 174,298,970.00
Previously Paid Amount	0.00
Total Fee Amount	24,070.69
Total Offset Amount	0.00
Net Fee	$ 24,070.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A